Debt - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Deferred finance costs	$ 4.0	$ 6.6
Interest expense on long-term debt	$ 52.4	$ 55.1	$ 50.7